BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES	12 Months Ended
Mar. 31, 2012
Equity [Abstract]
Preferred Stock [Text Block]
NOTE 16 -	BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES

The Series E Preferred shares include an option, exercisable from the issuance date, to convert to common shares at prices which were less than the market price of the Company’s Common Stock on the date such Series E Preferred shares were issued. The difference between the share price and option price represents a beneficial conversion feature existing on the issue date.

In accordance with GAAP, the beneficial conversion feature was valued separately and allocated to additional paid in capital. The valuations were calculated using the relative fair value method allocating the proceeds from each issuance of the Series E Preferred shares to the conversion option and detachable warrants, if such warrants were included with an issuance.

The beneficial conversion option is then required to be recognized as a discount and amortized over a period that begins on the date of issuance and ends on the earliest conversion date. As the conversion options were exercisable on their issue date, the full value assigned to the conversion option was immediately amortized and charged to interest expense.

During Fiscal Year 2012, the Company issued a total of 250 shares of Series E Preferred Stock which included a conversion option at a price that was less than the market price of the Company’s Common Stock on the date of issuance of the Series E Preferred Stock.

The valuation of the beneficial conversion feature, and detachable warrants, where applicable, for Series E Preferred Share issuances during Fiscal Year 2012 and Fiscal Year 2011 is summarized as follows:

	Fiscal Year 2012	Fiscal Year 2011
Series E Shares Issued	250	1,062.5
Detachable Warrants Issued (March 2011 only)	—	40,000,000
Gross Proceeds Received	$250,000	$1,062,500

Gross Valuation of Warrants Issued	—	$2,951,297
Gross Valuation of Beneficial Conversion	$763,619	$2,067,416

Proceeds Allocated to Warrants	—	$746,919
Proceeds Allocated to Beneficial Conversion Feature	$250,000	$315,581
Total Allocation of Proceeds	$250,000	$1,062,500